Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$109	$—	$109

Total assets recorded at fair value	$—	$109	$—	$109

Liabilities
Interest rate swaps	$—	$5	$—	$5
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	122	122
Tax receivable agreement liability (1)	—	—	533	533

Total liabilities recorded at fair value	$—	$5	$668	$673

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$134	$—	$134

Total assets recorded at fair value	$—	$134	$—	$134

Liabilities
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	96	96
Tax receivable agreement liability (1)	—	—	532	532

Total liabilities recorded at fair value	$—	$—	$641	$641

(1)	Excludes the portion of liability related to the exchanges of Class A Units not measured at fair value on a recurring basis.

The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$134	$—	$134

Total assets recorded at fair value	$—	$134	$—	$134

Liabilities
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	96	96
Tax receivable agreement liability	—	—	575	575

Total liabilities recorded at fair value	$—	$—	$684	$684

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$17	$—	$17

Total assets recorded at fair value	$—	$17	$—	$17

Liabilities
Interest rate swaps	$—	$9	$—	$9
Contingent consideration liability	—	—	33	33
Seller Earnouts liability	—	—	135	135
Tax receivable agreement liability	—	—	581	581

Total liabilities recorded at fair value	$—	$9	$749	$758

Summary of Changes in Deferred Contingent Consideration Liabilities
The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Beginning balance	$13	$33
Measurement period adjustments	—	(2)
Accretion of contingent consideration	—	1
Remeasurement of acquisition-related contingent consideration	—	—
Payments	—	—

Ending Balance	$13	$32

The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$33	$29	$26	$22
Acquisitions	—	8	2	3
Measurement period adjustments	(2)	—	—
Accretion of contingent consideration	1	—	1	—
Remeasurement of acquisition-related contingent consideration	(15)	(2)	—	8
Payments	(4)	(2)	—	(7)

Ending Balance	$13	$33	$29	$26

Schedule of Financial Liabilities Not Measured at Fair Value on Recurring Basis
The Company’s financial liabilities not measured at fair value on a recurring basis are as follows (in millions):

	March 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$25	$25	$31	$31
Long-term debt, net	2,791	2,782	2,792	2,780

Total	$2,816	$2,807	$2,823	$2,811

The Company’s financial liabilities measured at fair value on a non-recurring
basis are as follows (in millions):

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$31	$31	$38	$38
Long-term debt, net	2,792	2,780	2,830	2,834

Total	$2,823	$2,811	$2,868	$2,872